Expenses by nature - Summary of expenses by nature (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expenses by nature
Cost of inventories and consumables used	¥ 231,780	¥ 209,833	¥ 148,988
Employee benefit expenses	487,788	414,604	268,986
Depreciation on property, plant and equipment	50,693	36,865	33,466
Depreciation on right-of-use assets	22,125	23,821	18,277
Amortization on intangible assets	4,606	2,399	1,452
Loss allowance for trade and other receivables and contract assets	59,010	37,032	14,843
Promotion expenses	185,597	167,298	131,209
Rental, utilities and office expenses	25,130	27,472	16,347
Professional service fees	¥ 89,817	¥ 88,829	¥ 36,135